FINANCE COSTS, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCE COSTS, NET
	Six months ended	Six months ended
	30 September 2024	30 September 2023
	USD	USD
Interest on
Convertible loan notes	151,245	132,153
Loan from immediate holding company	58,077	100,671
Loan from a related company	24,548	40,110
Lease liabilities	9,667	6,582
	243,537	279,516

	Year ended	Year ended
	31 March 2024	31 March 2023
	USD	USD
Interest on
Convertible loan notes	266,520	80,822
Loan from immediate holding company	187,584	78,926
Loan from a related company	80,219	60,712
Lease liabilities	18,328	-
	552,651	220,460